SUNAMERICA STYLE SELECT SERIES, INC.
                               Focused Portfolios

      Supplement to the Prospectus dated November 2, 2001, as supplemented
                               November 16, 2001


The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on pages 8-10 of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on pages 11 and12 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                          1 Year    3 Years   5 Years   10 Years

FOCUSED GROWTH PORTFOLIO
    (Class B shares) ...................   $624      $991      $1,385    $2,380

FOCUSED TECHNET PORTFOLIO
    (Class B shares) ...................   $665      $1,114    $1,590    $2,796

FOCUSED GROWTH AND INCOME PORTFOLIO
    (Class B shares) ...................   $613      $958      $1,329    $2,265

FOCUSED VALUE PORTFOLIO
    (Class B shares) ...................   $623      $988      $1,380    $2,370

FOCUSED INTERNATIONAL PORTFOLIO
    (Class B shares) ...................   $658      $1,094    $1,555    $2,727






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If you did not redeem your shares:


                                          1 Year    3 Years   5 Years   10 Years

FOCUSED GROWTH PORTFOLIO
    (Class B shares) ...................   $224      $691      $1,185    $2,380

FOCUSED TECHNET PORTFOLIO
    (Class B shares) ...................   $265      $814      $1,390    $2,796

FOCUSED GROWTH AND INCOME PORTFOLIO
    (Class B shares)....................   $213      $658      $1,129    $2,265

FOCUSED VALUE PORTFOLIO
    (Class B shares) ...................   $223      $688      $1,180    $2,370

FOCUSED INTERNATIONAL PORTFOLIO
    (Class B shares) ...................   $258      $794      $1,355    $2,727

                                    *********

Under the section "CALCULATION OF SALES CHARGES" on page 13 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:


            Years after purchase                 CDSC on shares being sold

            1st year or 2nd year                 4.00%
            3rd year or 4th year                 3.00%
            5th year                             2.00%
            6th year                             1.00%
            7th year or 8th year                 None



Dated: January 2, 2002